Net gain or loss on financial assets at FVTOCI and AFS financial assets	12 Months Ended
Dec. 31, 2019
Gains (losses) on financial assets at fair value through other comprehensive income and available-for-sale financial assets [Abstract]
Net Gain (Loss) on Financial Assets At Fair Value Through Other Comprehensive Income and Available-for-sale Financial Assets

34. NET GAIN OR LOSS ON FINANCIAL ASSETS AT FVTOCI AND AFS FINANCIAL ASSETS

Details of net gain or loss on financial assets at FVTOCI and AFS financial assets recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Gain on redemption of securities	47	53	15
Gain on transaction of securities	223,961	1,994	11,000
Impairment loss on securities	(31,300)	—	—

Total	192,708	2,047	11,015